Income Taxes - Schedule of Income Tax Benefit (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Income Tax Benefit [Abstract]
Loss before income taxes	$ (3,375)	$ (2,427)	$ (14,145)	$ (5,741)	$ (12,798)	$ (15,596)
Statutory income tax rate					23.00%	23.00%
Computed “expected” income tax benefit					$ (2,944)	$ (3,587)
Foreign tax rate differences					(1)	(1)
Reduced taxes on preferred enterprises					1,228	1,702
Non deductible share-based compensation					358	185
Exchange rate differences					(103)	41
Nondeductible expenses					12	742
Other					6
Change in valuation allowance					1,465	932
Tax on income	$ 64	$ 19	$ 64	$ 19	$ 21	$ 14